Supplement to the
Fidelity® U.S. Government Reserves and Fidelity Cash Reserves
March 25, 2009
Prospectus

Fidelity U. S. Government Reserves

Fidelity Cash Reserves

On April 13, 2009, the Board of Trustees of Fidelity Cash Reserves (the "Participating Fund") approved extending the participation by the Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If the Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Fund in the Program does not reflect a decision by the Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires the Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Participating Fund without regard to any expense limitation currently in effect for the fund. This payment is in addition to the fees paid by the Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Fidelity U.S. Government Reserves determined not to extend participation by Fidelity U.S. Government Reserves in the Program. Accordingly, Fidelity U.S. Government Reserves will not participate in the Program after the current term, which expires on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

CAS/FUS-09-03 July 30, 2009
1.712068.124

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of a fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 11.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, Fidelity health savings accounts, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 12.

A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Supplement to the
Fidelity® U.S. Government Reserves and Fidelity Cash Reserves
March 25, 2009
Prospectus

Fidelity U. S. Government Reserves

Fidelity Cash Reserves

On April 13, 2009, the Board of Trustees of Fidelity Cash Reserves (the "Participating Fund") approved extending the participation by the Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If the Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Fund in the Program does not reflect a decision by the Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires the Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Participating Fund without regard to any expense limitation currently in effect for the fund. This payment is in addition to the fees paid by the Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Fidelity U.S. Government Reserves determined not to extend participation by Fidelity U.S. Government Reserves in the Program. Accordingly, Fidelity U.S. Government Reserves will not participate in the Program after the current term, which expires on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 4.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of a fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 8.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 8.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, Fidelity health savings accounts, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section on page 9.

A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

CAS/FUS-09-03L July 30, 2009
1.746835.122